Shareholder Report, Holdings (Details)	Nov. 30, 2024
Columbia Adaptive Risk Allocation Fund - Class A | Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Columbia Adaptive Risk Allocation Fund - Class A | Equity Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Columbia Adaptive Risk Allocation Fund - Class A | Foreign Exchange Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Adaptive Risk Allocation Fund - Class A | Interest Rate Risks Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Adaptive Risk Allocation Fund - Class A | Equity Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Adaptive Risk Allocation Fund - Class A | Foreign Exchange Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Columbia Adaptive Risk Allocation Fund - Class A | Interest Rate Risks Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Adaptive Risk Allocation Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Columbia Adaptive Risk Allocation Fund - Class A | Inflation-Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Adaptive Risk Allocation Fund - Class A | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Adaptive Risk Allocation Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Adaptive Risk Allocation Fund - Class A | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Adaptive Risk Allocation Fund - Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Adaptive Risk Allocation Fund - Class A | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Adaptive Risk Allocation Fund - Class C | Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Columbia Adaptive Risk Allocation Fund - Class C | Equity Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Columbia Adaptive Risk Allocation Fund - Class C | Foreign Exchange Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Adaptive Risk Allocation Fund - Class C | Interest Rate Risks Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Adaptive Risk Allocation Fund - Class C | Equity Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Adaptive Risk Allocation Fund - Class C | Foreign Exchange Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Columbia Adaptive Risk Allocation Fund - Class C | Interest Rate Risks Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Adaptive Risk Allocation Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Columbia Adaptive Risk Allocation Fund - Class C | Inflation-Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Adaptive Risk Allocation Fund - Class C | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Adaptive Risk Allocation Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Adaptive Risk Allocation Fund - Class C | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Adaptive Risk Allocation Fund - Class C | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Adaptive Risk Allocation Fund - Class C | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Adaptive Risk Allocation Fund - Institutional Class | Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Columbia Adaptive Risk Allocation Fund - Institutional Class | Equity Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Columbia Adaptive Risk Allocation Fund - Institutional Class | Foreign Exchange Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Adaptive Risk Allocation Fund - Institutional Class | Interest Rate Risks Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Adaptive Risk Allocation Fund - Institutional Class | Equity Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Adaptive Risk Allocation Fund - Institutional Class | Foreign Exchange Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Columbia Adaptive Risk Allocation Fund - Institutional Class | Interest Rate Risks Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Adaptive Risk Allocation Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Columbia Adaptive Risk Allocation Fund - Institutional Class | Inflation-Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Adaptive Risk Allocation Fund - Institutional Class | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Adaptive Risk Allocation Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Adaptive Risk Allocation Fund - Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Adaptive Risk Allocation Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Adaptive Risk Allocation Fund - Institutional Class | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Equity Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Foreign Exchange Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Interest Rate Risks Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Equity Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Foreign Exchange Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Interest Rate Risks Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Inflation-Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Equity Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Foreign Exchange Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Interest Rate Risks Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Equity Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Foreign Exchange Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Interest Rate Risks Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Inflation-Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Adaptive Risk Allocation Fund - Class S | Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Columbia Adaptive Risk Allocation Fund - Class S | Equity Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Columbia Adaptive Risk Allocation Fund - Class S | Foreign Exchange Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Adaptive Risk Allocation Fund - Class S | Interest Rate Risks Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Adaptive Risk Allocation Fund - Class S | Equity Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Adaptive Risk Allocation Fund - Class S | Foreign Exchange Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Columbia Adaptive Risk Allocation Fund - Class S | Interest Rate Risks Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Adaptive Risk Allocation Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Columbia Adaptive Risk Allocation Fund - Class S | Inflation-Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Adaptive Risk Allocation Fund - Class S | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Adaptive Risk Allocation Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Adaptive Risk Allocation Fund - Class S | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Adaptive Risk Allocation Fund - Class S | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Adaptive Risk Allocation Fund - Class S | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%